Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,
	2009	2010	2011
Current:
Federal	$4	$1,913	$422
State	106	285	352
Foreign	—	724	1,508
	110	2,922	2,282
Deferred:
Federal	(2,169)	(4,120)	(5,189)
State	(554)	(616)	(916)
Foreign	—	(670)	(259)

Total	(2,723)	(5,406)	(6,364)
Benefit for income taxes	$(2,613)	$(2,484)	$(4,082)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2010		2011
	Current	Noncurrent	Current	Noncurrent
Deferred tax assets:
Allowance for doubtful accounts	$542	$—	$2,578	$—
Basis difference of intangible assets	—	6,198	—	—
Loss on interest rate swap	—	257	—	131
Net operating loss carryforwards	—	51	1,224	—
Shared-based compensation	—	766	—	3,565
Tax credits	—	—	—	2,407
Foreign currency translation	—	—	—	960
Other deferred tax assets	620	1,114	329	1,115
Total deferred tax assets	1,162	8,386	4,131	8,178
Deferred tax liabilities:
Basis difference of intangible assets	—	—	—	(4,308)
Basis difference of property and equipment	—	(538)	—	(1,168)
Cash to accrual adjustments	—	(179)	(2,154)	(4,758)
Other deferred tax liabilities	(1,094)	—	(337)	(103)
Total deferred tax liabilities	(1,094)	(717)	(2,491)	(10,337)
Net deferred tax assets (liabilities)	$68	$7,669	$1,640	$(2,159)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
	2009	2010	2011
Expected tax benefit	$(2,386)	$(2,897)	$(4,221)
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal benefit	(234)	(297)	(274)
Non-deductible items	—	636	668
Tax rate international	—	(14)	(533)
Other	7	88	278

Income tax benefit	$(2,613)	$(2,484)	$(4,082)

Summary of Income Tax Contingencies [Table Text Block]
Balance at January 1, 2010	$96
Increase to prior year tax positions	80
Increase to current year tax positions	—
Expiration of the statute of limitations for the assessment of taxes	—
Decrease related to settlements	—
Balance at December 31, 2010	176
Increase to prior year tax positions	132
Increase to current year tax positions	—
Expiration of the statute of limitations for the assessment of taxes	—
Decrease related to settlements	—
Balance at December 31, 2011	$308